Items Held at Fair Value and Remeasurements - Additional Information1 (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 05, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 17, 2020	Apr. 30, 2020
Change In Fair Value Of Convertible Note Embedded Derivatives [Line Items]
Gain (loss) on remeasurement of embedded derivatives.		$ 78,500
Secured borrowings			$ 617,789
February 2020 Notes
Change In Fair Value Of Convertible Note Embedded Derivatives [Line Items]
Gain (loss) on remeasurement of embedded derivatives.		484,500	(978,300)
Convertible senior notes issued	$ 250,000	250,000	250,000
April 2020 Notes
Change In Fair Value Of Convertible Note Embedded Derivatives [Line Items]
Gain (loss) on remeasurement of embedded derivatives.		724,700	(1,104,000)
Secured borrowings		400,000	400,000		$ 400,000
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes
Change In Fair Value Of Convertible Note Embedded Derivatives [Line Items]
Gain (loss) on remeasurement of embedded derivatives.		429,600	(272,400)
Secured borrowings		$ 600,000	$ 600,000	$ 600,000